Leases	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Leases [Abstract]
Leases

6)	Leases
The Company determines if an arrangement is or contains a lease at contract inception.
Right of Use (ROU) assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The ROU asset also includes prepaid lease payments and initial direct costs and is reduced for lease incentives paid by the lessor. The discount rate used to determine the present value is generally the Parent’s incremental borrowing rate because the implicit rate in the lease is not readily determinable. The lease term used to calculate the ROU asset and lease liabilities includes periods covered by options to extend or terminate when the Company is reasonably certain the lease term will include these optional periods.
In accordance with Accounting Standards Codification (ASC) Topic 842, the Company elected the short-term lease practical expedient that allows entities to recognize lease payments on a straight-line basis over the lease term for leases with a term of 12 months or less. The Company has also elected the practical expedient under ASC Topic 842 allowing entities to not separate non-lease
components from lease components, but instead account for such components as a single lease component for all leases except leases involving assets used in manufacturing and distribution processes.
The Company has operating real estate lease arrangements. The Company’s leases have a remaining lease term of 1 to 5 years. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.
Operating lease expense was $316 thousand and $498 thousand for the three months ended September 25, 2022 and September 26, 2021, respectively, and $940 thousand and $711 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively.
Balance sheet information related to the Company’s leases was as follows (in thousands):

	September 25, 2022	December 31, 2021
Lease assets	$2,495	$3,471
Current portion of lease liability	1,093	1,146
Long-term portion of lease liabilities	1,504	2,423

	$2,597	$3,569

Future maturities of the Company’s operating lease liabilities as of September 25, 2022 were as follows (in thousands):

Future lease payments:
2022	$296
2023	1,103
2024	886
2025	209
2026	150
Thereafter	—

2,644
Present value discount	(47)

Lease liabilities	$2,597

Other lease information surrounding the Company’s operating leases was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Cash outflows for amounts included in the measurement of lease liabilities	$315	$418	$935	$623
ROU assets obtained in exchange for lease obligations	—	2,611	85	3,940
Lease modifications	(152)	—	(152)	—

	September 25, 2022	December 31, 2021
Weighted-average remaining lease term (in years)	2.58	3.26
Weighted-average discount rate	1.32%	1.29%

8) Leases
The Company determines if an arrangement is or contains a lease at contract inception.
Right of Use (ROU) assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The ROU asset also includes prepaid lease payments and initial direct costs and is reduced for lease incentives paid by the lessor. The discount rate used to determine the present value is generally the Parent’s incremental borrowing rate because the implicit rate in the lease is not readily determinable. The lease term used to calculate the ROU asset and lease liabilities includes periods covered by options to extend or terminate when the Company is reasonably certain the lease term will include these optional periods.
In accordance with ASC Topic 842, the Company elected the short-term lease practical expedient that allows entities to recognize lease payments on a straight-line basis over the lease term for leases with a term of 12 months or less. The Company has also elected the practical expedient under ASC Topic 842 allowing entities to not separate non-lease
components from lease components, but instead account for such components as a single lease component for all leases except leases involving assets used in manufacturing and distribution processes.
The Company has operating real estate lease arrangements. The Company’s leases have a remaining lease term of 1 to 5 years. The Company’s leases do not contain any material residual value guarantees or material restrictive covenants.
Operating lease expense for the years ended December 31, 2021, 2020 and 2019 was $1,008 thousand, $817 thousand and $760 thousand, respectively.
Balance sheet information related to the Company’s leases as of December 31, was as follows (in thousands):

	2021	2020
ROU assets	$3,471	$512
Current portion of lease liabilities	$1,146	$526
Long-term portion of lease liabilities	2,423	—

	$3,569	$526

Future maturities of the Company’s operating lease liabilities as of December 31, 2021 were as follows (in thousands):

Future lease payments:
2022	$1,184
2023	1,217
2024	887
2025	209
2026	150

3,647
Present value discount	(78)

Lease liabilities	$3,569

Other lease information surrounding the Company’s operating leases as of December 31, was as follows (dollars in thousands):

	2021	2020
Cash outflows for amounts included in the measurement of lease liabilities	$924	$819
ROU assets obtained in exchange for lease obligations	$3,940	$—
Lease modifications	$—	$(83)
Weighted-average remaining lease term (in years)	3.26	0.74
Weighted-average discount rate	1.29%	3.66%